UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848

                           The Gabelli Value Fund Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     In 2008, The Gabelli Value Fund (the "Fund") (Class A) posted a return of (44.17)% versus (36.99)% for the S&P 500 Index. The Fund benefited, from its overweight position in Materials (9% for the Fund vs. 3% for the S&P) and the heavy weighting of gold stocks within that Sector.

     The Fund's three gold holdings - Newmont Mining (5.0% of net assets as of December 31, 2008), Barrick Gold (4.3%), and Kinross Gold (0.6%) - were the three largest contributors to return for the Fund. The Fund benefited from mergers and acquisitions, albeit muted, during the year. Holdings in ChoicePoint (+37%), Wm. Wrigley Jr. Co. (+36%) and Rohm and Haas (+25%) (0.1%) were all the subjects of strategic buyouts during the year. National Presto Holdings (0.02%), a defense and consumer products company, was the single best performer in the Fund (+46%). New holdings, tax preparer H&R Block (+22%) (0.2%) and alarm monitoring company Brink's Home Security Holdings (+13%) (0.3%), also contributed positively to returns.

     Several of the Fund's long-time media holdings were negatively impacted by the severe downturn in advertising with Viacom (-54%) (4.9%), Media General (-92%) (0.3%) and CBS Corp. (-69%) (2.0%) among the biggest detractors from performance. The Fund's largest financial holding, American Express (-64%) (1.4%) suffered from its exposure to strained consumers and more costly funding, despite its premium positioning.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President

February 20, 2009

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE FUND
                     CLASS A SHARES AND THE S&P 500 INDEX.

                              (PERFORMANCE GRAPH)

               GABELLI
             VALUE FUND
              (CLASS A      S&P 500
               SHARES)       INDEX
             ----------     -------
 9/29/1989       9,450      10,000
12/31/1989       9,648      10,205
12/31/1990       9,109       9,888
12/31/1991      10,505      12,893
12/31/1992      11,838      13,875
12/31/1993      16,508      15,270
12/31/1994      16,508      15,470
12/31/1995      20,214      21,277
12/31/1996      21,980      26,160
12/31/1997      32,581      34,884
12/31/1998      40,150      44,860
12/31/1999      52,966      54,295
12/31/2000      48,808      49,354
12/31/2001      51,453      43,491
12/31/2002      43,247      33,884
12/31/2003      57,029      43,598
12/31/2004      64,318      48,337
12/31/2005      64,208      50,710
12/31/2006      78,135      58,712
12/31/2007      81,753      61,936
12/31/2008      45,642      39,026

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                            Since
                                                                                                          Inception
                                       Quarter     1 Year      3 Year      5 Year     10 Year   15 Year   (9/29/89)
                                       -------     ------      ------      ------     -------   -------   ---------
GABELLI VALUE FUND CLASS A .........   (26.01)%    (44.17)%    (10.75)%    (4.36)%     1.29%    7.02%      8.52%
                                       (30.26)(b)  (47.38)(b)  (12.50)(b)  (5.48)(b)   0.69(b)  6.59(b)    8.19(b)
S&P 500 Index ......................   (21.95)     (36.99)      (8.36)     (2.19)     (1.38)    6.46       7.33
Dow Jones Industrial Average .......   (18.41)     (31.88)      (4.10)     (1.09)      1.70     8.15       8.92
Nasdaq Composite Index .............   (24.61)     (40.54)     (10.58)     (4.67)     (3.24)    4.83       6.46
Class B ............................   (26.09)     (44.59)     (11.42)     (5.06)      0.62     6.54       8.15
                                       (29.78)(c)  (47.36)(c)  (12.31)(c)  (5.44)(c)   0.62     6.54       8.15
Class C ............................   (26.13)     (44.60)     (11.41)     (5.07)      0.65     6.56       8.17
                                       (26.87)(d)  (45.15)(d)  (11.41)     (5.07)      0.65     6.56       8.17
Class I ............................   (25.89)     (44.00)     (10.66)     (4.30)      1.32     7.04       8.54

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS A, B, C, AND I SHARES ARE 1.39%, 2.14%, 2.14%, AND 1.14%, RESPECTIVELY. CLASS I SHARES HAVE NO SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS A SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000 AND THE CLASS I SHARES ON JANUARY 11, 2008.

     THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE INDUSTRIAL STOCKS AND THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b)  THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 5.75%.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through
December 31, 2008                                                  EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

            Beginning        Ending       Annualized     Expenses
          Account Value   Account Value     Expense    Paid During
             07/01/08       12/31/08         Ratio       Period*
          -------------   -------------   ----------   -----------
THE GABELLI VALUE FUND INC.
ACTUAL FUND RETURN
Class A     $1,000.00       $  653.20        1.41%        $ 5.86
Class B     $1,000.00       $  651.00        2.16%        $ 8.96
Class C     $1,000.00       $  650.70        2.16%        $ 8.96
Class I     $1,000.00       $  654.40        1.16%        $ 4.82
HYPOTHETICAL 5% RETURN
Class A     $1,000.00       $1,018.05        1.41%        $ 7.15
Class B     $1,000.00       $1,014.28        2.16%        $10.94
Class C     $1,000.00       $1,014.28        2.16%        $10.94
Class I     $1,000.00       $1,019.30        1.16%        $ 5.89

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GABELLI VALUE FUND

Entertainment ...........................    17.1%
Cable and Satellite .....................    13.9%
Metals and Mining .......................    10.1%
Food and Beverage .......................     6.7%
Diversified Industrial ..................     6.1%
Consumer Products .......................     5.5%
Telecommunications ......................     5.2%
Equipment and Supplies ..................     3.8%
Environmental Services ..................     3.4%
Financial Services ......................     3.3%
Energy and Utilities ....................     3.2%
Electronics .............................     2.7%
Automotive: Parts and Accessories .......     2.3%
Broadcasting ............................     2.2%
Publishing ..............................     2.0%
Consumer Services .......................     1.6%
Machinery ...............................     1.3%
Aerospace ...............................     1.3%
Real Estate .............................     1.3%
Retail ..................................     1.1%
Communications Equipment ................     1.1%
Business Services .......................     1.0%
Hotels and Gaming .......................     1.0%
Aviation: Parts and Services ............     0.7%
Specialty Chemicals .....................     0.7%
Health Care .............................     0.6%
Agriculture .............................     0.5%
Wireless Communications .................     0.4%
Computer Software and Services ..........     0.4%
Automotive ..............................     0.1%
Transportation ..........................     0.0%
Manufactured Housing ....................     0.0%
Other Assets and Liabilities (Net) ......    (0.6)%
                                            -----
                                            100.0%
                                            =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS -- 100.6%
              AEROSPACE -- 1.3%
        500   Lockheed Martin Corp. ..............   $     12,900   $     42,040
  1,000,000   Rolls-Royce Group plc+ .............      7,007,796      4,823,661
 57,200,000   Rolls-Royce Group plc, Cl. C+ ......         89,187         82,239
                                                     ------------   ------------
                                                        7,109,883      4,947,940
                                                     ------------   ------------
              AGRICULTURE -- 0.5%
     62,000   Archer-Daniels-Midland Co. .........      1,536,581      1,787,460
        500   The Mosaic Co. .....................          8,345         17,300
                                                     ------------   ------------
                                                        1,544,926      1,804,760
                                                     ------------   ------------
              AUTOMOTIVE -- 0.1%
     10,000   Navistar International Corp.+ ......        309,727        213,800
                                                     ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
      2,000   BERU AG ............................        218,785        205,727
     38,000   China Yuchai International Ltd. ....        300,576        145,920
    226,000   Genuine Parts Co. ..................      6,114,503      8,556,360
     16,000   Proliance International Inc.+ ......         70,925          5,760
                                                     ------------   ------------
                                                        6,704,789      8,913,767
                                                     ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.7%
     43,000   Curtiss-Wright Corp. ...............        764,822      1,435,770
    335,000   GenCorp Inc.+ ......................      3,075,221      1,232,800
    280,000   The Fairchild Corp., Cl. A+ ........      1,037,006         84,000
                                                     ------------   ------------
                                                        4,877,049      2,752,570
                                                     ------------   ------------
              BROADCASTING -- 2.2%
    915,000   CBS Corp., Cl. A ...................     16,579,744      7,539,600
     34,500   Gray Television Inc. ...............        268,809         13,800
    182,000   Liberty Media Corp. - Capital, Cl. A+     1,843,402        857,220
                                                     ------------   ------------
                                                       18,691,955      8,410,620
                                                     ------------   ------------
              BUSINESS SERVICES -- 1.0%
     25,000   Akamai Technologies Inc.+ ..........        656,898        377,250
     33,249   Ascent Media Corp., Cl. A+ .........        862,577        726,158
     14,000   Broadridge Financial
                 Solutions Inc. ..................        164,276        175,560
    110,000   Intermec Inc.+ .....................      2,411,529      1,460,800
     35,000   Nashua Corp.+ ......................        290,690        183,750
     32,000   The Brink's Co. ....................        995,492        860,160
                                                     ------------   ------------
                                                        5,381,462      3,783,678
                                                     ------------   ------------
              CABLE AND SATELLITE -- 13.9%
    130,000   Adelphia Communications Corp.,
                 Cl. A+ (a) ......................         91,925              0
    130,000   Adelphia Communications Corp.,
                 Cl. A, Escrow+ (a) ..............              0              0
    130,000   Adelphia Recovery Trust+ ...........              0             52
  1,558,000   Cablevision Systems Corp., Cl. A ...      5,509,652     26,236,720

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
     45,000   Comcast Corp., Cl. A, Special ......   $    979,797   $    726,750
    124,800   DISH Network Corp., Cl. A+ .........      3,212,581      1,384,032
     34,000   EchoStar Corp., Cl. A+ .............        948,700        505,580
    238,000   Liberty Global Inc., Cl. A+ ........      4,246,255      3,788,960
    377,000   Rogers Communications Inc.,
                 Cl. B ...........................      1,540,174     11,340,160
    150,000   Scripps Networks
                 Interactive Inc., Cl. A .........      4,795,973      3,300,000
    244,000   The DIRECTV Group Inc.+ ............      4,533,639      5,590,040
                                                     ------------   ------------
                                                       25,858,696     52,872,294
                                                     ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.1%
     36,000   Alcatel-Lucent, ADR+ ...............        274,770         77,400
    407,000   Corning Inc. .......................      3,748,366      3,878,710
     30,000   Motorola Inc. ......................        210,940        132,900
      2,000   Nortel Networks Corp.+ .............         32,880            520
                                                     ------------   ------------
                                                        4,266,956      4,089,530
                                                     ------------   ------------
              COMPUTER SOFTWARE AND
              SERVICES -- 0.4%
      8,000   Alibaba.com Ltd.+ ..................         14,075          5,760
     50,000   Metavante Technologies Inc.+ .......      1,179,492        805,500
     47,000   Yahoo! Inc.+ .......................      1,221,662        573,400
                                                     ------------   ------------
                                                        2,415,229      1,384,660
                                                     ------------   ------------
              CONSUMER PRODUCTS -- 5.5%
     72,000   Energizer Holdings Inc.+ ...........      1,689,177      3,898,080
        500   Givaudan SA ........................        135,440        390,144
    120,000   Hartmarx Corp.+ ....................        521,644         37,200
      1,000   National Presto Industries Inc. ....         29,828         77,000
    100,000   Pactiv Corp.+ ......................        913,555      2,488,000
    990,000   Swedish Match AB ...................     13,409,394     13,990,035
      2,000   Wolverine World Wide Inc. ..........         19,468         42,080
                                                     ------------   ------------
                                                       16,718,506     20,922,539
                                                     ------------   ------------
              CONSUMER SERVICES -- 1.6%
     44,000   Brink's Home Security
                 Holdings Inc.+ ..................      1,039,431        964,480
     47,500   IAC/InterActiveCorp.+ ..............      1,092,301        747,175
    282,000   Liberty Media Corp. -
                 Interactive, Cl. A+ .............      5,099,069        879,840
    174,000   Rollins Inc. .......................        863,478      3,145,920
     40,000   TiVo Inc.+ .........................        307,988        286,400
                                                     ------------   ------------
                                                        8,402,267      6,023,815
                                                     ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 6.1%
     43,000   Ampco-Pittsburgh Corp. .............        215,015        933,100
     20,000   Cooper Industries Ltd., Cl. A ......        669,667        584,600
    178,000   Crane Co. ..........................      4,648,453      3,068,720
     92,837   Griffon Corp.+ .....................      1,096,246        866,169
    307,000   Honeywell International Inc. .......      8,944,439     10,078,810
    116,000   ITT Corp. ..........................      4,906,736      5,334,840

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
    202,000   Katy Industries Inc.+ ..............   $  1,497,635   $    232,300
      1,000   Pentair Inc. .......................         31,908         23,670
     93,000   Tyco International Ltd. ............      4,250,030      2,008,800
                                                     ------------   ------------
                                                       26,260,129     23,131,009
                                                     ------------   ------------
              ELECTRONICS -- 2.7%
    195,000   LSI Corp.+ .........................      1,144,959        641,550
    207,000   Texas Instruments Inc. .............      5,145,287      3,212,640
      4,000   Thermo Fisher Scientific Inc.+ .....         92,199        136,280
    215,000   Thomas & Betts Corp.+ ..............      4,057,129      5,164,300
     70,000   Tyco Electronics Ltd. ..............      2,487,143      1,134,700
                                                     ------------   ------------
                                                       12,926,717     10,289,470
                                                     ------------   ------------
              ENERGY AND UTILITIES -- 3.2%
      5,000   Allegheny Energy Inc. ..............         61,743        169,300
     12,000   Chevron Corp. ......................        723,710        887,640
    148,500   ConocoPhillips .....................      4,048,740      7,692,300
      5,000   FPL Group Inc. .....................        222,324        251,650
      5,420   Mirant Corp.+ ......................         25,619        102,276
    200,000   Mirant Corp., Escrow+ (a) ..........              0              0
     90,000   Northeast Utilities ................      1,732,487      2,165,400
     40,000   Southwest Gas Corp. ................        959,677      1,008,800
                                                     ------------   ------------
                                                        7,774,300     12,277,366
                                                     ------------   ------------
              ENTERTAINMENT -- 17.1%
      8,570   Chestnut Hill Ventures+ (a) ........        233,241        288,638
    202,000   Discovery Communications
                 Inc., Cl. A+ ....................      2,824,864      2,860,320
    202,000   Discovery Communications
                 Inc., Cl. C+ ....................      1,972,075      2,704,780
     65,000   Dover Motorsports Inc. .............        315,664         84,500
    290,000   Grupo Televisa SA, ADR .............      2,659,963      4,332,600
    723,000   Liberty Media Corp. -
                 Entertainment, Cl. A+ ...........      9,601,863     12,638,040
     88,000   Macrovision Solutions Corp.+ .......      1,614,762      1,113,200
  1,164,000   Time Warner Inc. ...................     16,105,391     11,709,840
    927,000   Viacom Inc., Cl. A+ ................     26,889,028     18,651,240
    331,000   Vivendi ............................      4,502,000     10,704,358
                                                     ------------   ------------
                                                       66,718,851     65,087,516
                                                     ------------   ------------
              ENVIRONMENTAL SERVICES -- 3.4%
    336,000   Republic Services Inc. .............      4,183,853      8,329,440
    137,000   Waste Management Inc. ..............      3,562,811      4,540,180
                                                     ------------   ------------
                                                        7,746,664     12,869,620
                                                     ------------   ------------
              EQUIPMENT AND SUPPLIES -- 3.8%
    183,000   CIRCOR International Inc. ..........      2,112,185      5,032,500
     86,000   Flowserve Corp. ....................      1,131,734      4,429,000
    100,000   Gerber Scientific Inc.+ ............        728,983        511,000
    105,000   GrafTech International Ltd.+ .......      1,283,484        873,600

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
      9,000   Ingersoll-Rand Co. Ltd.,
                 Cl. A ...........................   $    213,276   $    156,150
    132,000   Watts Water Technologies Inc.,
                 Cl. A ...........................      1,876,251      3,296,040
                                                     ------------   ------------
                                                        7,345,913     14,298,290
                                                     ------------   ------------
              FINANCIAL SERVICES -- 3.3%
    281,700   American Express Co. ...............      7,804,126      5,225,535
     31,500   Ameriprise Financial Inc. ..........        872,597        735,840
     45,000   Citigroup Inc. .....................        653,779        301,950
     26,000   Deutsche Bank AG ...................      1,500,517      1,057,940
     37,000   H&R Block Inc. .....................        719,506        840,640
     16,000   Interactive Brokers Group Inc.,
                 Cl. A+ ..........................        400,132        286,240
     10,438   JPMorgan Chase & Co. ...............        414,383        329,110
     63,000   Legg Mason Inc. ....................      2,441,364      1,380,330
     10,000   Merrill Lynch & Co., Inc. ..........        277,646        116,400
     40,000   SLM Corp.+ .........................        963,321        356,000
     10,000   The Bank of New York
                 Mellon Corp. ....................        297,365        283,300
     70,000   The Phoenix Companies Inc. .........        660,718        228,900
         22   Tree.com Inc.+ .....................            182             57
     54,000   Wells Fargo & Co. ..................      1,568,204      1,591,920
                                                     ------------   ------------
                                                       18,573,840     12,734,162
                                                     ------------   ------------
              FOOD AND BEVERAGE -- 6.7%
     14,000   Cadbury plc, ADR ...................        688,240        499,380
      8,000   Corn Products International Inc. ...         98,620        230,800
     40,000   Davide Campari-Milano SpA ..........        406,275        266,889
     36,000   Del Monte Foods Co. ................        273,028        257,040
    195,000   Diageo plc, ADR ....................      7,511,131     11,064,300
     59,000   Dr. Pepper Snapple Group Inc.+ .....      1,494,175        958,750
      8,000   Flowers Foods Inc. .................         43,372        194,880
    178,000   Fomento Economico Mexicano
                 SAB de CV, ADR ..................      2,161,320      5,363,140
     35,000   H.J. Heinz Co. .....................      1,177,350      1,316,000
      9,000   Kellogg Co. ........................        423,555        394,650
     25,000   Kerry Group plc, Cl. A .............        290,481        460,455
      2,000   Meiji Seika Kaisha Ltd. ............         10,116          9,443
     85,000   PepsiAmericas Inc. .................      1,177,134      1,730,600
     17,000   Pernod-Ricard SA ...................      1,814,291      1,251,724
     14,000   Remy Cointreau SA ..................        897,443        576,619
     25,000   The Hershey Co. ....................        995,111        868,500
                                                     ------------   ------------
                                                       19,461,642     25,443,170
                                                     ------------   ------------
              HEALTH CARE -- 0.6%
     60,000   Advanced Medical Optics Inc.+ ......      1,420,841        396,600
      4,000   Chemed Corp. .......................        125,792        159,080
     12,000   Covidien Ltd. ......................        499,814        434,880
     68,000   Pfizer Inc. ........................      1,586,535      1,204,280
                                                     ------------   ------------
                                                        3,632,982      2,194,840
                                                     ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING -- 1.0%
     52,900   Dover Downs Gaming &
                 Entertainment Inc. ..............   $    328,275   $    168,222
    155,000   Gaylord Entertainment Co.+ .........      4,271,393      1,680,200
      2,000   Interval Leisure Group Inc.+ .......         26,916         10,780
    330,000   Ladbrokes plc ......................      3,328,920        877,748
     20,000   Las Vegas Sands Corp.+ .............        671,826        118,600
     61,000   MGM Mirage+ ........................      1,826,894        839,360
                                                     ------------   ------------
                                                       10,454,224      3,694,910
                                                     ------------   ------------
              MACHINERY -- 1.3%
     85,000   CNH Global NV ......................      1,596,781      1,326,000
     69,000   Deere & Co. ........................      1,439,849      2,644,080
     52,000   Zebra Technologies Corp., Cl. A+ ...      1,721,942      1,053,520
                                                     ------------   ------------
                                                        4,758,572      5,023,600
                                                     ------------   ------------
              MANUFACTURED HOUSING -- 0.0%
     55,000   Champion Enterprises Inc.+ .........        484,708         30,800
                                                     ------------   ------------
              METALS AND MINING -- 10.1%
    450,000   Barrick Gold Corp. .................      7,223,977     16,546,500
     18,000   Freeport-McMoRan Copper &
                 Gold Inc. .......................        770,449        439,920
    123,133   Kinross Gold Corp. .................      1,119,195      2,268,110
    469,000   Newmont Mining Corp. ...............      9,057,369     19,088,300
                                                     ------------   ------------
                                                       18,170,990     38,342,830
                                                     ------------   ------------
              PUBLISHING -- 2.0%
    120,000   Belo Corp., Cl. A ..................      1,538,181        187,200
    750,000   Media General Inc., Cl. A ..........     14,380,396      1,312,500
     60,000   Meredith Corp. .....................      1,206,782      1,027,200
    535,000   News Corp., Cl. A ..................      8,081,476      4,863,150
     55,000   The E.W. Scripps Co., Cl. A ........        457,137        121,550
                                                     ------------   ------------
                                                       25,663,972      7,511,600
                                                     ------------   ------------
              REAL ESTATE -- 1.3%
    134,000   Griffin Land & Nurseries Inc. ......      1,587,460      4,939,240
                                                     ------------   ------------
              RETAIL -- 1.1%
     25,000   HSN Inc.+ ..........................        324,572        181,750
     50,000   Ingles Markets Inc., Cl. A .........        572,181        879,500
    112,000   Safeway Inc. .......................      2,272,056      2,662,240
     30,000   SUPERVALU Inc. .....................        850,468        438,000
                                                     ------------   ------------
                                                        4,019,277      4,161,490
                                                     ------------   ------------

                                                                       MARKET
  SHARES                                                 COST           VALUE
-----------                                          ------------   ------------
              SPECIALTY CHEMICALS -- 0.7%
      2,000   Ashland Inc. .......................   $     33,480   $     21,020
    171,600   Ferro Corp. ........................      3,522,061      1,209,780
      4,000   FMC Corp. ..........................        162,450        178,920
     17,000   International Flavors &
                 Fragrances Inc. .................        758,581        505,240
      3,500   Monsanto Co. .......................        149,303        246,225
      6,000   Rohm and Haas Co. ..................        290,800        370,740
                                                     ------------   ------------
                                                        4,916,675      2,531,925
                                                     ------------   ------------
              TELECOMMUNICATIONS -- 5.2%
    610,000   Cincinnati Bell Inc.+ ..............      2,228,905      1,177,300
    100,000   Qwest Communications
                 International Inc. ..............        245,500        364,000
    897,000   Sprint Nextel Corp.+ ...............     10,435,828      1,641,510
    398,000   Telephone & Data Systems Inc. ......      8,656,374     12,636,500
    140,000   Telephone & Data
                 Systems Inc., Special ...........      3,124,234      3,934,000
                                                     ------------   ------------
                                                       24,690,841     19,753,310
                                                     ------------   ------------
              TRANSPORTATION -- 0.0%
     94,000   Grupo TMM SA, Cl. A, ADR+ ..........        726,005         66,740
                                                     ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.4%
     40,000   United States Cellular Corp.+ ......      1,880,524      1,729,600
                                                     ------------   ------------
              TOTAL COMMON STOCKS ................    370,075,731    382,231,461
                                                     ------------   ------------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
     17,405   Mirant Corp., Ser. A,
                 expire 01/03/11+ ................         35,380         60,918
                                                     ------------   ------------
              TOTAL
                 INVESTMENTS -- 100.6% ...........   $370,111,111    382,292,379
                                                     ============
              OTHER ASSETS AND LIABILITIES
                 (NET) -- (0.6)% .................                    (2,258,677)
                                                                    ------------
              NET ASSETS -- 100.0% ...............                  $380,033,702
                                                                    ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $288,638 or 0.08% of net assets.

+    Non-income producing security.

ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

                          THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $370,111,111) ...................................   $382,292,379
   Foreign currency, at value (cost $(19)) .....................................             18
   Receivable for investments sold .............................................      6,684,834
   Receivable for Fund shares sold .............................................        780,889
   Dividends and interest receivable ...........................................        639,115
   Prepaid expenses ............................................................         46,502
                                                                                   ------------
   TOTAL ASSETS ................................................................    390,443,737
                                                                                   ------------
LIABILITIES:
   Payable to custodian ........................................................      5,663,293
   Payable for investments purchased ...........................................        282,868
   Payable for Fund shares redeemed ............................................      3,676,957
   Payable for investment advisory fees ........................................        305,512
   Payable for distribution fees ...............................................         81,677
   Payable for accounting fees .................................................          7,502
   Other accrued expenses ......................................................        392,226
                                                                                   ------------
   TOTAL LIABILITIES ...........................................................     10,410,035
                                                                                   ------------
   NET ASSETS applicable to 42,317,241 shares outstanding ......................   $380,033,702
                                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .............................   $375,525,992
   Accumulated distributions in excess of net
      realized gain on investments and foreign currency transactions ...........     (7,673,431)
   Net unrealized appreciation on investments ..................................     12,181,268
   Net unrealized depreciation on foreign currency translations ................           (127)
                                                                                   ------------
   NET ASSETS ..................................................................   $380,033,702
                                                                                   ============
SHARES OF CAPITAL STOCK:
   CLASS A:
   Net Asset Value and redemption price per share
      ($366,568,336 / 40,719,531 shares outstanding;
      100,000,000 shares authorized) ...........................................   $       9.00
                                                                                   ============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...................................................   $       9.55
                                                                                   ============
   CLASS B:
   Net Asset Value and offering price per share
      ($4,251,402 / 515,990 shares outstanding;
      100,000,000 shares authorized) ...........................................   $       8.24(a)
                                                                                   ============
   CLASS C:
   Net Asset Value and offering price per share
      ($5,686,260 / 689,201 shares outstanding;
      50,000,000 shares authorized) ............................................   $       8.25(a)
                                                                                   ============
   CLASS I:
      Net Asset Value, offering, and redemption price
      per share ($3,527,704 / 392,519 shares
      outstanding; 50,000,000 shares authorized) ...............................   $       8.99
                                                                                   ============

----------
(a)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $326,675) ................................   $  10,378,017
   Interest ....................................................................          40,925
                                                                                   -------------
   TOTAL INVESTMENT INCOME .....................................................      10,418,942
                                                                                   -------------
EXPENSES:
   Investment advisory fees ....................................................       6,149,723
   Distribution fees - Class A .................................................       1,488,072
   Distribution fees - Class B .................................................          74,376
   Distribution fees - Class C .................................................         104,496
   Shareholder services fees ...................................................         414,484
   Shareholder communications expenses .........................................         170,037
   Custodian fees ..............................................................          97,238
   Legal and audit fees ........................................................          76,965
   Directors' fees .............................................................          69,194
   Accounting fees .............................................................          45,000
   Registration expenses .......................................................          44,290
   Interest expense ............................................................          12,022
   Miscellaneous expenses ......................................................          68,645
                                                                                   -------------
   TOTAL EXPENSES ..............................................................       8,814,542
   Less: Custodian fee credits .................................................            (141)
                                                                                   -------------
   NET EXPENSES ................................................................       8,814,401
                                                                                   -------------
   NET INVESTMENT INCOME .......................................................       1,604,541
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ............................................         293,355
   Net realized loss on foreign currency transactions ..........................         (24,340)
                                                                                   -------------
   Net realized gain on investments and foreign currency transactions ..........         269,015
                                                                                   -------------
   Net change in unrealized appreciation/(depreciation) on investments .........    (337,653,510)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations ..........................            (511)
                                                                                   -------------
   Net change in unrealized appreciation/(depreciation) on investments and
      foreign currency translations ............................................    (337,654,021)
                                                                                   -------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY .........................................    (337,385,006)
                                                                                   -------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................................   $(335,780,465)
                                                                                   =============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED          YEAR ENDED
                                                                     DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                     -----------------   -----------------
OPERATIONS:
   Net investment income/(loss) ..................................     $   1,604,541       $ (1,961,922)
   Net realized gain on investments and foreign currency
      transactions ...............................................           269,015         75,551,053
   Net change in unrealized appreciation/(depreciation) on
      investments and foreign currency translations ..............      (337,654,021)       (31,123,073)
                                                                       -------------       ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..      (335,780,465)        42,466,058
                                                                       -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A .......................................................        (1,532,510)                --
   Class I .......................................................           (29,462)                --
                                                                       -------------       ------------
                                                                          (1,561,972)                --
                                                                       -------------       ------------
Net realized gain
   Class A .......................................................        (1,146,901)       (72,089,295)
   Class B .......................................................           (14,429)        (1,048,345)
   Class C .......................................................           (19,608)        (1,434,056)
   Class I .......................................................           (11,183)                --
                                                                       -------------       ------------
                                                                          (1,192,121)       (74,571,696)
                                                                       -------------       ------------
Return of capital
   Class A .......................................................       (11,113,485)           (50,036)
   Class B .......................................................          (139,813)              (728)
   Class C .......................................................          (190,005)              (995)
   Class I .......................................................          (108,364)                --
                                                                       -------------       ------------
                                                                         (11,551,667)           (51,759)
                                                                       -------------       ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................       (14,305,760)       (74,623,455)
                                                                       -------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Class A .......................................................       (94,716,927)       (29,345,720)
   Class B .......................................................        (2,363,555)        (1,778,459)
   Class C .......................................................        (3,170,905)           779,864
   Class I .......................................................         4,331,144                 --
                                                                       -------------       ------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......       (95,920,243)       (30,344,315)
                                                                       -------------       ------------
REDEMPTION FEES ..................................................               770              2,293
                                                                       -------------       ------------
NET DECREASE IN NET ASSETS .......................................      (446,005,698)       (62,499,419)
NET ASSETS:
   Beginning of period ...........................................       826,039,400        888,538,819
                                                                       -------------       ------------
   End of period (including undistributed net investment
      income of $0 and $0, respectively) .........................     $ 380,033,702       $826,039,400
                                                                       =============       ============

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                        --------------------------------------  -----------------------------------------------
                                         Net
             Net Asset     Net       Realized and     Total                     Net
   Period      Value,   Investment     Unrealized      from        Net       Realized     Return
   Ended     Beginning   Income     Gain (Loss) on  Investment  Investment    Gain on      of         Total
December 31  of Period  (Loss)(a)     Investments   Operations    Income    Investments  Capital  Distributions
-----------  ---------  ----------  --------------  ----------  ----------  -----------  -------  -------------
Class A
   2008        $16.78     $ 0.04        $(7.47)       $(7.43)     $(0.04)     $(0.03)    $(0.28)     $(0.35)
   2007         17.61      (0.04)         0.86          0.82          --       (1.65)      0.00(b)    (1.65)
   2006         18.11       0.03          3.92          3.95       (0.03)      (4.42)        --       (4.45)
   2005         19.49       0.02         (0.05)        (0.03)      (0.01)      (1.34)        --       (1.35)
   2004         17.97      (0.02)         2.31          2.29          --       (0.77)        --       (0.77)
CLASS B
   2008        $15.46     $(0.06)       $(6.85)       $(6.91)         --      $(0.03)    $(0.28)     $(0.31)
   2007         16.46      (0.17)         0.82          0.65          --       (1.65)      0.00(b)    (1.65)
   2006         17.28      (0.10)         3.70          3.60          --       (4.42)        --       (4.42)
   2005         18.79      (0.12)        (0.05)        (0.17)         --       (1.34)        --       (1.34)
   2004         17.47      (0.15)         2.24          2.09          --       (0.77)        --       (0.77)
CLASS C
   2008        $15.48     $(0.06)       $(6.86)       $(6.92)         --      $(0.03)    $(0.28)     $(0.31)
   2007         16.47      (0.17)         0.83          0.66          --       (1.65)      0.00(b)    (1.65)
   2006         17.29      (0.11)         3.71          3.60          --       (4.42)        --       (4.42)
   2005         18.80      (0.12)        (0.05)        (0.17)         --       (1.34)        --       (1.34)
   2004         17.49      (0.15)         2.23          2.08          --       (0.77)        --       (0.77)
CLASS I
   2008 (d)    $15.87     $ 0.08        $(6.57)       $(6.49)     $(0.08)     $(0.03)    $(0.28)     $(0.39)

                                                            RATIOS TO AVERAGE NET ASSETS/
                                                                 SUPPLEMENTAL DATA
                                                          ---------------------------------

                         Net Asset            Net Assets     Net
   Period                  Value,               End of    Investment              Portfolio
   Ended     Redemption   End of     Total      Period      Income    Operating   Turnover
December 31    Fees(a)    Period    Return+   (in 000's)    (Loss)     Expenses    Rate++
-----------  ----------  ---------  -------   ----------  ----------  ---------   ---------
Class A
   2008       $0.00(b)     $ 9.00     (44.2)% $  366,568    0.28%     1.41%(c)        4%
   2007        0.00(b)      16.78       4.6      800,586   (0.20)     1.39(c)         9
   2006        0.00(b)      17.61      21.7      860,789    0.14      1.41(c)        17
   2005        0.00(b)      18.11      (0.2)   1,063,137    0.08      1.40            3
   2004        0.00(b)      19.49      12.8    1,261,293   (0.11)     1.39           12
CLASS B
   2008       $0.00(b)     $ 8.24     (44.6)% $    4,252   (0.48)%    2.16%(c)        4%
   2007        0.00(b)      15.46       3.9       10,774   (0.95)     2.14(c)         9
   2006        0.00(b)      16.46      20.8       13,046   (0.53)     2.16(c)        17
   2005        0.00(b)      17.28      (0.9)      17,804   (0.67)     2.15            3
   2004        0.00(b)      18.79      12.0       20,366   (0.86)     2.14           12
CLASS C
   2008       $0.00(b)     $ 8.25     (44.6)% $    5,686   (0.47)%    2.16%(c)        4%
   2007        0.00(b)      15.48       4.0       14,679   (0.94)     2.14(c)         9
   2006        0.00(b)      16.47      20.7       14,704   (0.58)     2.16(c)        17
   2005        0.00(b)      17.29      (0.9)      14,003   (0.67)     2.15            3
   2004        0.00(b)      18.80      11.9       16,400   (0.85)     2.14           12
CLASS I
   2008 (d)   $0.00(b)     $ 8.99     (40.8)% $    3,528    0.66%(e)  1.16%(c)(e)     4%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  Amount represents less than $0.005 per share.

(c) The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A) and 2.15% (Class B and Class C), respectively. For the years ended December 31, 2008 and 2007, the effect of the interest expense was minimal.

(d) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)  Annualized.

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                          $381,921,502
Level 2 - Other Significant Observable Inputs          82,239
Level 3 - Significant Unobservable Inputs             288,638
                                                 ------------
TOTAL                                            $382,292,379
                                                 ============

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                              (MARKET VALUE)
                                                              --------------
BALANCE AS OF 12/31/07                                           $241,246
Accrued discounts/(premiums)                                           --
Realized gain/(loss)                                                   --
Change in unrealized appreciation/(depreciation)+                  47,444
Net purchases/(sales)                                                  --
Transfers in and/or out of Level 3                                    (52)
                                                                 --------
BALANCE AS OF 12/31/08                                           $288,638
                                                                 ========
Net change in unrealized appreciation/(depreciation) during
   the period on Level 3 investments held at 12/31/08+           $ 47,392
                                                                 --------

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2008.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $42,569 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $42,569.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                     YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2008   DECEMBER 31, 2007
                                 -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income ..............      $ 1,580,200                  --
Net long-term capital gains ..        1,173,893         $74,571,696
Return of capital ............       11,551,667              51,759
                                    -----------         -----------
Total distributions paid .....      $14,305,760         $74,623,455
                                    ===========         ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

At December 31, 2008, the components of accumulated earnings/losses on tax basis were as follows:

Net unrealized appreciation on investments and
   foreign currency translations ................   $4,507,710
                                                    ----------
Total ...........................................   $4,507,710
                                                    ==========

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                    GROSS          GROSS
                                 UNREALIZED      UNREALIZED    NET UNREALIZED
                     COST       APPRECIATION    DEPRECIATION    APPRECIATION
                 ------------   ------------   -------------   --------------
Investments ..   $377,784,543   $113,489,816   $(108,981,980)    $4,507,836

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $26,189,806 and $112,818,232, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $175,301 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $42,476 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. CAPITAL STOCK. The Fund offers four classes of shares - Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Prior to May 1, 2007, the maximum front-end load on Class A Shares was 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007, amounted to $770 and $2,293, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                             YEAR ENDED                   YEAR ENDED
                                          DECEMBER 31, 2008            DECEMBER 31, 2007
                                     --------------------------   --------------------------
                                       SHARES         AMOUNT        SHARES        AMOUNT
                                     ----------   -------------   ----------   -------------
                                               CLASS A                      CLASS A
                                     --------------------------   --------------------------
Shares sold ......................      836,334   $  10,832,495    1,478,576   $  27,445,819
Shares issued upon reinvestment of
  distributions ..................    1,502,488      12,830,294    4,003,660      67,344,910
Shares redeemed ..................   (9,321,726)   (118,379,716)  (6,674,075)   (124,136,449)
                                     ----------   -------------   ----------   -------------
   Net decrease ..................   (6,982,904)  $ (94,716,927)  (1,191,839)  $ (29,345,720)
                                     ==========   =============   ==========   =============
                                               CLASS B                      CLASS B
                                     --------------------------   --------------------------
Shares sold ......................          373   $       2,915        4,521   $      74,391
Shares issued upon reinvestment of
  distributions ..................       18,061         141,243       61,782         957,619
Shares redeemed ..................     (199,368)     (2,507,713)    (161,790)     (2,810,469)
                                     ----------   -------------   ----------   -------------
   Net decrease ..................     (180,934)  $  (2,363,555)     (95,487)  $  (1,778,459)
                                     ==========   =============   ==========   =============
                                               CLASS C                      CLASS C
                                     --------------------------   --------------------------
Shares sold ......................      109,970   $   1,374,663      191,138   $   3,300,404
Shares issued upon reinvestment of
  distributions ..................       18,236         142,790       62,213         964,928
Shares redeemed ..................     (387,461)     (4,688,358)    (197,724)     (3,485,468)
                                     ----------   -------------   ----------   -------------
   Net increase/(decrease) .......     (259,255)  $  (3,170,905)      55,627   $     779,864
                                     ==========   =============   ==========   =============
                                               CLASS I*
                                     --------------------------
Shares sold ......................      403,538   $   4,453,263
Shares issued upon reinvestment of
  distributions ..................        6,600          56,297
Shares redeemed ..................      (17,619)       (178,416)
                                     ----------   -------------
   Net increase ..................      392,519   $   4,331,144
                                     ==========   =============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 27, 2009

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

                              TERM OF          NUMBER OF
    NAME, POSITION(S)        OFFICE AND      FUNDS IN FUND
       ADDRESS(1)            LENGTH OF     COMPLEX OVERSEEN          PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
         AND AGE           TIME SERVED(2)     BY DIRECTOR             DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
-------------------------  --------------  ----------------  ---------------------------------------  ------------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI           Since 1989             26         Chairman and Chief Executive Officer of  Director of Morgan Group
Director and                                                 GAMCO Investors, Inc. and Chief          Holdings, Inc. (holding
Chief Investment Officer                                     Investment Officer - Value Portfolios    company); Chairman of the
Age: 66                                                      of Gabelli Funds, LLC and GAMCO Asset    Board of LICT Corp.
                                                             Management Inc.; Director/Trustee or     (multimedia and communication
                                                             Chief Investment Officer of other        services company)
                                                             registered investment companies in the
                                                             Gabelli/GAMCO Funds complex; Chairman
                                                             and Chief Executive Officer of GGCP,
                                                             Inc.

INDEPENDENT DIRECTORS(5):

ANTHONY J. COLAVITA        Since 1989             36         Partner in the law firm of                             --
Director                                                     Anthony J. Colavita, P.C.
Age: 73

ROBERT J. MORRISSEY        Since 1989             6          Partner in the law firm of Morrissey,                  --
Director                                                     Hawkins & Lynch
Age: 69

ANTHONY R. PUSTORINO       Since 1989             13         Certified Public Accountant; Professor   Director of The LGL Group,
Director                                                     Emeritus, Pace University                Inc. (diversified
Age: 83                                                                                               manufacturing)

WERNER J. ROEDER, MD       Since 2001             22         Medical Director of Lawrence Hospital                  --
Director                                                     and practicing private physician
Age: 68

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.039 and $0.077 per share for Class A and Class I, respectively, and long-term capital gains totaling $1,173,893. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund's Board of Directors. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.40% of the ordinary income distribution as qualified interest income pursuant to the American Jobs Creation Act of 2004.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                              TERM OF
    NAME, POSITION(S)        OFFICE AND
        ADDRESS(1)           LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AND AGE           TIME SERVED(2)                    DURING PAST FIVE YEARS
-------------------------  --------------  ---------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT            Since 2003      Executive Vice President and Chief Operating Officer of
President and Secretary                    Gabelli Funds, LLC since 1988 and an officer of all of
Age: 57                                    the registered investment companies in the Gabelli/GAMCO
                                           Funds complex. Director and President of Teton Advisors,
                                           Inc. (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY              Since 2006      Vice President of Gabelli Funds, LLC since 2007; Officer
Treasurer                                  of all of the registered investment companies in the
Age: 50                                    Gabelli/GAMCO Funds complex; Senior Vice President of
                                           U.S. Trust Company, N.A. and Treasurer and Chief
                                           Financial Officer of Excelsior Funds from 2004 through
                                           2005; Chief Financial Officer of AMIC Distribution
                                           Partners from 2002 through 2004

PETER D. GOLDSTEIN         Since 2004      Director of Regulatory Affairs at GAMCO Investors, Inc.
Chief Compliance Officer                   since 2004; Chief Compliance Officer of all of the
Age: 55                                    registered investment companies in the Gabelli/GAMCO
                                           Funds complex; Vice President of Goldman Sachs Asset
                                           Management from 2000 through 2004

----------

(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)              PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA


FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                        CO-PORTFOLIO MANAGERS:  JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                     (MANAGEMENT CASH FLOW RESERCH GRAPHIC)

THE GABELLI VALUE FUND INC.

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                           THE GABELLI VALUE FUND INC.
                            One Corporate Center Rye,
                               New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com

              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS PACE
UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                    CUSTODIAN
                           The Bank of New York Mellon

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q408SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,600 for 2007 and $50,000 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,350 for 2007 and $3,800 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)   The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.